Contingencies and Other Commitments - Textual (Details) $ in Millions		12 Months Ended
	May 18, 2016 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2015 patient	Apr. 24, 2014 facilities	Aug. 12, 2013 facilities	Mar. 04, 2013 facilities patient
Other Commitments [Abstract]
2017		$ 34.2
2018		24.7
2019		14.2
2020		12.2
2021		6.8
Thereafter		0.8
HHS-OIG Investigation [Member]
Loss Contingencies [Line Items]
Number of additional patient medical records requested | patient			70
Pending Litigation [Member] | Honts lawsuit [Member]
Loss Contingencies [Line Items]
Number of hospitals involved in lawsuit | facilities					1
Verdict returned in favor of plaintiff	$ 20.0
Liability recorded		21.0
Fees and expenses accrued		1.0
Receivable recorded for portion of liability expected to be covered by excess insurance coverages		15.0
Additional net charge recorded		5.7
Malpractice Insurance, Maximum Coverage Per Incident		$ 6.0
Pending Litigation [Member] | HHS-OIG Investigation [Member]
Loss Contingencies [Line Items]
Number of hospitals that received subpoenas | facilities				7		4
Number of patient medical records requested for each hospital in subpoenas | patient						100
Number of hospitals that received supplemental subpoenas | facilities				2
Compliance threshold under Health Care Act (percent)		60.00%